SHARE-BASED COMPENSATION: (Tables)	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION:
Summary of share-based compensation expense
a.	Share-based compensation expense for the six months ended June 30, 2022 and 2021 was as follows (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
Cost of revenue	$1,398	$593
Research and development	19,023	11,142
Sales and marketing	17,750	8,511
General and administrative	13,625	17,228
Total share-based compensation expenses	$51,796	$37,474

Summary of share option activity

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value (U.S.
	Number of	Price (U.S.	Term	dollars in
	Options	dollars)	In Years	thousands)
Balance as of December 31, 2021	103,239,069	$1.71	5.95	$622,635
Granted	1,941,995	5.48	—	—
Exercised	(4,368,250)	0.81	—	—
Forfeited	(1,081,144)	2.51	—	—
Balance as of June 30, 2022	99,731,670	$1.81	5.62	$92,154

Exercisable, June 30, 2022	60,464,486	$1.33	4.56	$74,765

Summary of calculated fair value of option grants estimated using the Black-Scholes option-pricing model

	Six Months Ended June 30,
	2022	2021
Risk-free interest rate	1.15%-1.94%	0.60%-0.77%
Expected option term (in years)	3.06-6.10	5.61-6.11
Expected price volatility	34.59%-36.55%	37.79%-37.89%
Fair value of an ordinary share	$6.5-$6.98	$4.44-$7.41
Dividend yield	0%	0%

Summary of our RSUs activity

		Weighted-
		Average
		Grant Date
		Fair Value
	Number of	Price (U.S.
	Shares	dollars)
Unvested RSUs outstanding as of December 31, 2021	2,143,186	$10.88
Granted	20,773,026	6.00
Vested	(121,513)	3.54
Forfeited	(884,030)	6.88
Unvested RSUs outstanding as of June 30, 2022	21,910,669	$6.45